10% Series A Cumulative Redeemable Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Equity [Abstract]
10% Series A Cumulative Redeemable Convertible Preferred Stock

Note 14 – 10% Series A Cumulative Redeemable Convertible Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock. On November 10, 2021, the Company designated 1,725,000 shares of preferred stock as 10% Series A Cumulative Redeemable Convertible Preferred Stock (“10% Series A Cumulative Redeemable Convertible Preferred Stock”), with a par value of $0.001 per share and liquidation value of $11.00. On November 11, 2021, the Company announced that it priced an underwritten public offering of preferred stock as 10% Series A Cumulative Redeemable Convertible Preferred Stock in the first series issuance of preferred stock, of which 800,000 shares were issued at $10 a share on November 16, 2021 for total gross proceeds of $8,000,000, before deducting underwriting discounts and other estimated offering expenses. Net proceeds from the sale, after deducting issuance costs totaled $7,265,000.

In addition, under the terms of the underwriting agreement for the public offering of the 10% Series A Cumulative Redeemable Convertible Preferred Stock, the Company granted the underwriters a 45-day option to purchase up to an additional 120,000 shares. On December 10, 2021, there was a partial exercise to purchase 35,950 shares. Net proceeds from the additional sale, after deducting issuance costs, totaled $334,335.

Conversion

Each share of 10% Series A Cumulative Redeemable Convertible Preferred Stock is convertible into one share of the Company’s Common Stock at a conversion price of $17.50 per common share. Subject to earlier conversion or redemption, the 10% Series A Cumulative Redeemable Convertible Preferred Stock matures five years from issuance, or November 15, 2026, at which point the Company must redeem the shares of 10% Series A Cumulative Redeemable Convertible Preferred Stock in cash.

Dividends

Dividends on the 10% Series A Cumulative Redeemable Convertible Preferred Stock accrue daily and are cumulative from the date of issuance. The dividends on the 10% Series A Cumulative Redeemable Convertible Preferred Stock are payable monthly in arrears on the last day of each calendar month, when, as and if declared by the Company’s Board of Directors, at the rate of 10.0% per annum. In the event the dividends are not paid in cash, the dividends shall continue to accrue at a dividend rate of 10.0%.

Redemption and Liquidation

The 10% Series A Cumulative Redeemable Convertible Preferred Stock is also redeemable, at the option of the Board of Directors, in whole or in part, at any time on or after January 1, 2023.

The 10% Series A Cumulative Redeemable Convertible Preferred Stock includes a change of control put option which allows the holders of the 10% Series A Cumulative Redeemable Convertible Preferred Stock to require the Company to repurchase such holders’ shares in cash in an amount equal to the initial purchase price plus accrued dividends.

The 10% Series A Cumulative Redeemable Convertible Preferred Stock is contingently redeemable upon certain deemed liquidation events, such as a change in control. Because a deemed liquidation event could constitute a redemption event outside of the Company’s control, all shares of preferred stock have been presented outside of permanent equity in mezzanine equity on the unaudited condensed consolidated balance sheets. The instrument is initially recognized at fair value net of issuance costs. The Company reassesses whether the 10% Series A Cumulative Redeemable Convertible Preferred Stock is currently redeemable, or probable to become redeemable in the future, as of each reporting date. If the instrument meets either of these criteria, the Company will accrete the carrying value to the redemption value. The 10% Series A Cumulative Redeemable Convertible Preferred Stock has not been adjusted to its redemption amount as of September 30, 2022 because a deemed liquidation event is not considered probable.

The 10% Series A Cumulative Redeemable Convertible Preferred Stock is not mandatorily redeemable, but rather is only contingently redeemable, and given that the redemption events are not certain to occur, the shares have not been accounted for as a liability. As the 10% Series A Cumulative Redeemable Convertible Preferred Stock is contingently redeemable on events outside of the control of the Company, all shares of 10% Series A Cumulative Redeemable Convertible Preferred Stock have been presented outside of permanent equity in mezzanine equity on the unaudited condensed consolidated balance sheets.

Voting Rights

The holders of the 10% Series A Cumulative Redeemable Convertible Preferred Stock will not have any voting rights, except whenever dividends on any share of any series of preferred stock (“Applicable Preferred Stock”) have not been paid in an aggregate amount equal to four monthly dividends on the shares, the holders of the Applicable Preferred Stock will have the exclusive and special right, voting separately as a class and without regard to series, to elect at an annual meeting of shareholders or special meeting held in place of it one member of the Board of Directors, until all arrearages in dividends and dividends in full for the current monthly period have been paid.

Note 15 – 10% Series A Cumulative Redeemable Convertible Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock. On November 10, 2021, the Company designated 1,725,000 shares of preferred stock as 10% Series A Cumulative Redeemable Convertible Preferred Stock (“10% Series A Cumulative Redeemable Convertible Preferred Stock”), with a par value of $0.001 per share and liquidation value of $11.00. On November 11, 2021, the Company announced that it priced an underwritten public offering of preferred stock as 10% Series A Cumulative Redeemable Convertible Preferred Stock in the first series issuance of preferred stock, of which 800,000 shares were issued at $10 a share on November 16, 2021 for total gross proceeds of $8,000,000, before deducting underwriting discounts and other estimated offering expenses. Net proceeds from the sale, after deducting issuance costs totaled $7,265,000.

In addition, under the terms of the underwriting agreement for the public offering of the 10% Series A Cumulative Redeemable Convertible Preferred Stock, the Company granted the underwriters a 45-day option to purchase up to an additional 120,000 shares. On December 10, 2021, there was a partial exercise to purchase 35,950 shares. Net proceeds from the additional sale, after deducting issuance costs, totaled $334,335.

Conversion

Each share of 10% Series A Cumulative Redeemable Convertible Preferred Stock is convertible into one share of the Company’s Common Stock at a conversion price of $17.50 per common share. Subject to earlier conversion or redemption, the 10% Series A Cumulative Redeemable Convertible Preferred Stock matures five years from issuance, or November 15, 2026, at which point the Company must redeem the shares of 10% Series A Cumulative Redeemable Convertible Preferred Stock in cash.

Dividends

Dividends on the 10% Series A Cumulative Redeemable Convertible Preferred Stock accrue daily and are cumulative from the date of issuance. The dividends on the 10% Series A Cumulative Redeemable Convertible Preferred Stock are payable monthly in arrears on the last day of each calendar month, when, as and if declared by the Company’s Board of Directors, at the rate of 10.0% per annum. In the event the dividends are not paid in cash, the dividends shall continue to accrue at a dividend rate of 10.0%.

Redemption and Liquidation

The 10% Series A Cumulative Redeemable Convertible Preferred Stock is also redeemable, at the option of the Board of Directors, in whole or in part, at any time on or after January 1, 2023.

The 10% Series A Cumulative Redeemable Convertible Preferred Stock includes a change of control put option which allows the holders of the 10% Series A Cumulative Redeemable Convertible Preferred Stock to require the Company to repurchase such holders’ shares in cash in an amount equal to the initial purchase price plus accrued dividends.

The 10% Series A Cumulative Redeemable Convertible Preferred Stock is contingently redeemable upon certain deemed liquidation events, such as a change in control. Because a deemed liquidation event could constitute a redemption event outside of the Company’s control, all shares of preferred stock have been presented outside of permanent equity in mezzanine equity on the consolidated balance sheets. The instrument is initially recognized at fair value net of issuance costs. The Company reassesses whether the 10% Series A Cumulative Redeemable Convertible Preferred Stock is currently redeemable, or probable to become redeemable in the future, as of each reporting date. If the instrument meets either of these criteria, the Company will accrete the carrying value to the redemption value. The 10% Series A Cumulative Redeemable Convertible Preferred Stock has not been adjusted to its redemption amount as of June 30, 2022 because a deemed liquidation event is not considered probable.

The 10% Series A Cumulative Redeemable Convertible Preferred Stock is not mandatorily redeemable, but rather is only contingently redeemable, and given that the redemption events are not certain to occur, the shares have not been accounted for as a liability. As the 10% Series A Cumulative Redeemable Convertible Preferred Stock is contingently redeemable on events outside of the control of the Company, all shares of 10% Series A Cumulative Redeemable Convertible Preferred Stock have been presented outside of permanent equity in mezzanine equity on the consolidated balance sheets.

Voting Rights

The holders of the 10% Series A Cumulative Redeemable Convertible Preferred Stock will not have any voting rights, except whenever dividends on any share of any series of preferred stock (“Applicable Preferred Stock”) have not been paid in an aggregate amount equal to four monthly dividends on the shares, the holders of the Applicable Preferred Stock will have the exclusive and special right, voting separately as a class and without regard to series, to elect at an annual meeting of shareholders or special meeting held in place of it one member of the Board of Directors, until all arrearages in dividends and dividends in full for the current monthly period have been paid.